AB Select US Equity Portfolio

Portfolio of Investments

March 31, 2026 (unaudited)

Company	Shares	U.S. $ Value

COMMON STOCKS – 98.0%
Information Technology – 27.3%
Communications Equipment – 1.8%
Cisco Systems, Inc.	53,864	$4,179,308
Motorola Solutions, Inc.	3,585	1,555,782

		5,735,090

IT Services – 1.0%
Accenture PLC - Class A	5,455	1,081,672
International Business Machines Corp.	8,392	2,034,137

		3,115,809

Semiconductors & Semiconductor Equipment – 12.7%
Advanced Micro Devices, Inc.(a)	5,427	1,104,015
Applied Materials, Inc.	9,327	3,187,875
Broadcom, Inc.	24,494	7,581,138
Intel Corp.(a)	21,098	931,055
Micron Technology, Inc.	6,073	2,051,702
NVIDIA Corp.	130,186	22,704,439
NXP Semiconductors NV	11,276	2,219,793

		39,780,017

Software – 6.1%
Intuit, Inc.	2,805	1,212,826
Microsoft Corp.	37,411	13,848,430
Oracle Corp.	9,353	1,375,920
Salesforce, Inc.	15,615	2,914,852

		19,352,028

Technology Hardware, Storage & Peripherals – 5.7%
Apple, Inc.	70,074	17,784,080

		85,767,024

Financials – 17.9%
Banks – 6.2%
Bank of America Corp.	59,242	2,888,047
Citigroup, Inc.	23,900	2,710,499
Fifth Third Bancorp	36,922	1,715,396
JPMorgan Chase & Co.	15,355	4,516,827
US Bancorp	92,351	4,803,176
Wells Fargo & Co.	37,220	2,963,084

		19,597,029

Capital Markets – 2.5%
Charles Schwab Corp. (The)	31,959	3,003,507
Goldman Sachs Group, Inc. (The)	1,996	1,688,596
Jefferies Financial Group, Inc.	42,323	1,746,670
Morgan Stanley	9,295	1,529,678

		7,968,451

Consumer Finance – 0.8%
Capital One Financial Corp.	14,075	2,567,702

Financial Services – 7.8%
Apollo Global Management, Inc.	6,443	717,879
Berkshire Hathaway, Inc. - Class B(a)	37,311	17,879,432
Visa, Inc. - Class A	18,967	5,732,586

		24,329,897

Insurance – 0.6%
Progressive Corp. (The)	9,041	1,792,288

		56,255,367

Industrials – 11.5%
Aerospace & Defense – 2.8%
Boeing Co. (The)(a)	8,885	1,768,382
Lockheed Martin Corp.	4,079	2,465,307
Northrop Grumman Corp.	3,221	2,197,495
RTX Corp.	12,316	2,375,756

		8,806,940

Company	Shares	U.S. $ Value

Electrical Equipment – 1.5%
Eaton Corp. PLC	8,184	$2,927,171
GE Vernova, Inc.	1,896	1,655,019

		4,582,190

Ground Transportation – 2.3%
CSX Corp.	36,143	1,483,670
Uber Technologies, Inc.(a)	10,886	783,030
Union Pacific Corp.	20,682	5,017,867

		7,284,567

Industrial Conglomerates – 3.0%
3M Co.	31,335	4,550,782
Honeywell International, Inc.	21,877	4,944,858

		9,495,640

Machinery – 1.5%
Caterpillar, Inc.	3,091	2,189,850
Parker-Hannifin Corp.	2,753	2,464,596

		4,654,446

Passenger Airlines – 0.4%
United Airlines Holdings, Inc.(a)	11,744	1,081,270

		35,905,053

Communication Services – 10.8%
Diversified Telecommunication Services – 0.9%
AT&T, Inc.	98,607	2,858,617

Entertainment – 1.9%
Netflix, Inc.(a)	31,673	3,045,359
Walt Disney Co. (The)	31,207	3,007,731

		6,053,090

Interactive Media & Services – 7.1%
Alphabet, Inc. - Class A	55,388	15,927,373
Meta Platforms, Inc. - Class A	10,948	6,263,679

		22,191,052

Wireless Telecommunication Services – 0.9%
T-Mobile US, Inc.	13,897	2,918,787

		34,021,546

Health Care – 9.7%
Biotechnology – 1.4%
AbbVie, Inc.	19,357	4,209,954

Health Care Equipment & Supplies – 1.9%
Abbott Laboratories	19,060	1,956,890
Medtronic PLC	19,045	1,650,249
Stryker Corp.	7,271	2,389,178

		5,996,317

Health Care Providers & Services – 1.8%
CVS Health Corp.	21,358	1,533,931
HCA Healthcare, Inc.	2,779	1,315,134
McKesson Corp.	1,324	1,145,737
UnitedHealth Group, Inc.	5,944	1,608,387

		5,603,189

Life Sciences Tools & Services – 0.8%
Thermo Fisher Scientific, Inc.	5,248	2,579,550

Pharmaceuticals – 3.8%
Eli Lilly & Co.	4,884	4,492,157
Johnson & Johnson	19,327	4,724,292
Merck & Co., Inc.	23,070	2,775,090

		11,991,539

		30,380,549

Consumer Discretionary – 6.2%
Automobiles – 0.4%
General Motors Co.	15,356	1,144,022

Company	Shares	U.S. $ Value

Broadline Retail – 3.2%
Amazon.com, Inc.(a)	48,777	$10,158,786

Hotels, Restaurants & Leisure – 1.6%
Booking Holdings, Inc.	337	1,418,878
McDonald’s Corp.	11,165	3,469,970

		4,888,848

Specialty Retail – 1.0%
Home Depot, Inc. (The)	4,988	1,640,503
Lowe’s Cos., Inc.	6,884	1,626,552

		3,267,055

		19,458,711

Consumer Staples – 6.1%
Beverages – 2.4%
Coca-Cola Co. (The)	50,303	3,825,543
PepsiCo, Inc.	23,332	3,623,226

		7,448,769

Consumer Staples Distribution & Retail – 1.8%
Costco Wholesale Corp.	2,623	2,613,636
Walmart, Inc.	25,486	3,167,400

		5,781,036

Household Products – 0.9%
Procter & Gamble Co. (The)	18,742	2,707,094

Tobacco – 1.0%
Philip Morris International, Inc.	19,081	3,154,853

		19,091,752

Energy – 5.9%
Energy Equipment & Services – 0.7%
SLB Ltd.	41,053	2,109,713

Oil, Gas & Consumable Fuels – 5.2%
Chevron Corp.	20,941	4,332,693
EOG Resources, Inc.	23,981	3,466,933
Exxon Mobil Corp.	38,220	6,484,405
Williams Cos., Inc. (The)	29,698	2,161,421

		16,445,452

		18,555,165

Materials – 1.4%
Chemicals – 1.4%
Linde PLC	5,794	2,872,433
Sherwin-Williams Co. (The)	5,040	1,615,572

		4,488,005

Utilities – 1.2%
Electric Utilities – 1.2%
Constellation Energy Corp.	2,214	618,259
PPL Corp.	79,093	3,021,353

		3,639,612

Total Common Stocks (cost $178,068,606)		307,562,784

SHORT-TERM INVESTMENTS – 2.4%
Investment Companies – 2.3%
AB Fixed Income Shares, Inc. - Government Money Market Portfolio - Class AB, 3.50%(b) (c) (d) (cost $7,217,345)	7,217,345	7,217,345

	Principal Amount (000)		U.S. $ Value

Time Deposits – 0.1%
Citibank, London 0.85%, 04/01/2026	EUR	40	$46,526
2.67%, 04/01/2026	GBP	65	86,078
HSBC, Hong Kong 1.20%, 04/01/2026	HKD	163	20,838
Royal Bank of Canada, Toronto 1.08%, 04/01/2026	CAD	6	4,133
SMBC, Tokyo 0.20%, 04/01/2026	JPY	1,556	9,803

Total Time Deposits (cost $167,378)			167,378

Total Short-Term Investments (cost $7,384,723)			7,384,723

Total Investments – 100.4% (cost $185,453,329)(e)			314,947,507
Other assets less liabilities – (0.4)%			(1,137,227)

Net Assets – 100.0%			$313,810,280

(a)	Non-income producing security.
(b)	The rate shown represents the 7-day yield as of period end.
(c)

To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov. Additionally, shareholder reports for AB funds can be obtained by calling AB at (800) 227-4618.

(d)	Affiliated investments.
(e)

As of March 31, 2026, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $130,521,011 and gross unrealized depreciation of investments was $(1,026,833), resulting in net unrealized appreciation of $129,494,178.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Currency Abbreviations:

CAD – Canadian Dollar

EUR – Euro

GBP – Great British Pound

HKD – Hong Kong Dollar

JPY – Japanese Yen

AB Select US Equity Portfolio

March 31, 2026 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1 - quoted prices in active markets for identical investments
•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of March 31, 2026:

Investments in Securities	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks^	$307,562,784	$-0-	$-0-	$307,562,784
Short-Term Investments:
Investment Companies	7,217,345	-0-	-0-	7,217,345
Time Deposits	167,378	-0-	-0-	167,378

Total Investments in Securities	314,947,507	-0-	-0-	314,947,507
Other Financial Instruments*	-0-	-0-	-0-	-0-

Total	$314,947,507	$-0-	$-0-	$314,947,507

^	See Portfolio of Investments for sector classifications.
*

Other financial instruments include derivative instruments, such as futures, forwards and swaps. Derivative instruments are valued at the unrealized appreciation (depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, written options and written swaptions which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended March 31, 2026 is as follows:

Fund	Market Value 6/30/25 (000)	Purchases at Cost (000)	Sales Proceeds (000)	Market Value 3/31/26 (000)	Dividend Income (000)
AB Government Money Market Portfolio	$6,773	$104,266	$103,822	$7,217	$247